Guarantees (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Surety Bond [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	$ 47.7
Commercial standby letters of credit [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	113.9
Bank Gurantees [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	55.1
Bank Gurantees Collaterized [Member]
Guarantee Obligations [Line Items]
Gurantees Obligations	$ 15.2